RELATED PARTY TRANSACTIONS (Details Textual) (Iron Mountain Incorporated Irm [Member], USD $)	6 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011
Iron Mountain Incorporated Irm [Member]
Revenue from Related Parties	$ 600,000	$ 0	$ 902,000	$ 0
Related Party Transaction, Expenses from Transactions with Related Party	600,000	0	875,000	0
Accounts Receivable, Related Parties, Current	$ 0	$ 0	$ 186,000	$ 0